16. Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of warrant activity

Warrants are immediately exercisable upon issuance. The following table shows warrant activity for the nine months ended September 30, 2020.

	Number of shares	Weighted Average Exercise Price
Warrants outstanding as of December 31, 2019	692,034	$2.88
Issued in conjunction with debt	124,481	$2.41
Issued in conjunction with agreement with former executive (see Note 13 – Shareholders’ Equity)	400,000	$1.00
Warrants outstanding as of September 30, 2020	1,216,515	$2.21
Warrants exercisable as of September 30, 2020	1,216,515	$2.21

The following table shows warrant activity for the years ended December 31, 2019 and 2018.

	December 31,		December 31,
	2019		2018
	Number of shares	Weighted Average Exercise Price	Number of shares	Weighted Average Exercise Price
Warrants outstanding as of December 31, 2018	6,000	$1.00	–	–
Warrants issued in connection with convertible debenture offering (see Note 10):
Issued to convertible debenture holders	532,134	$3.00
Issued to 4Front as part of compensation	153,900	$2.41
Warrants exercised			–	–
Warrants expired
Warrants outstanding as of December 31, 2019	692,034	$2.88	6,000	1.00
Warrants exercisable as of December 31, 2019	692,034	$2.88	6,000	1.00